Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net Income (Loss)	$ 379,145	$ (808,441)	$ (8,142,823)	$ (1,853,791)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense			322	586
Other noncash adjustments			92,500	(92)
Stock-based compensation	278,212	131,563	1,101,286	287,927
Noncash interest expense on notes payable	27,764	27,765	111,059	0
Issuance of common stock for services	8,625	0	94,875	0
Gain on exercise of warrants	(224,000)	0
Loss on warrant derivative modification	1,300,170	0
Adjustment to fair value of derivative	(2,753,170)	0
Non cash expense for issuance of warrants			3,420,000	0
Noncash interest expense on convertible notes payable			0	82,147
Noncash interest expense on notes payable to related party			0	25,599
Repayment of accrued interest to related party			0	(98,288)
(Increase) decrease in:
Prepaid expenses and other current assets	1,704	(20,000)	(13,779)	(16,321)
Other Assets			0	(10,062)
Increase (decrease) in:
Accounts payable	118,350	(5,198)	(138,937)	56,343
Accrued expenses and other liabilities	12,355	62,390	126,995	91,332
Net cash used in operating activities	(850,845)	(611,921)	(3,348,502)	(1,434,620)
Cash flows from investing activities:			0	0
Cash flows from financing activities:
Proceeds from exercise of Warrants	800,000	0
Proceeds from issuance of common stock and warrants			2,624,703	2,000,000
Repayment of notes payable to related party			0	(275,200)
Proceeds from issuance of convertible notes payable			0	250,000
Proceeds from issuance of notes payable	0	1,000,000	1,000,000	0
Net cash provided by financing activities	800,000	1,000,000	3,624,703	1,974,800
Net increase (decrease) in cash and cash equivalents	(50,845)	388,079	276,201	540,180
Cash and cash equivalents, beginning of period	833,520	557,319	557,319	17,139
Cash and cash equivalents, end of period	782,675	945,398	833,520	557,319
Cash paid during the period for:
Interest	0	0	0	98,288
Debt with warrants issued for promissory note receivable			0	1,000,000
Exchange of convertible notes and related accrued interest for common stock			0	2,470,022
Fully depreciated fixed assets disposed of			$ 2,066	$ 0